Business Combinations - Additional Information (Detail) (USD $)	0 Months Ended
	Mar. 25, 2015	May 07, 2014		Feb. 27, 2015
Aptiv Solutions
Business Acquisition [Line Items]
Cash consideration		$ 143,500,000
Percentage of common stock acquired		100.00%
Adjustments to cash consideration		22,399,000	[1]
Working capital adjustment	1,964,000	1,964,000
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Cash consideration				120,000,000
Contingent cash consideration				14,900,000
Working capital adjustment				(3,324,000)
Adjustments to cash consideration				$ 11,574,000	[2]

[1]	Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been repaid.
[2]	Adjustments to cash consideration represents certain one-time liabilities at the acquisition date which have subsequently been repaid.